BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Titan Trucking LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Cash FDIC amount	$ 250,000
Allowance for doubtful accounts	77,690
Subscriptions receivable	$ 200,000
Finite intangible assets net	10 years
Amortization expense	$ 6,663
Long term debt	93,745
Advertising and marketing costs	$ 11,336	$ 3,394
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Product Information [Line Items]
Concentration risk percentage	63.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk percentage		77.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk percentage	76.00%	77.00%
Trailers,Tractors, Shop Equipment Leasehold Improvements and Container [Member] | Minimum [Member]
Product Information [Line Items]
Trailers	5 years
Trailers,Tractors, Shop Equipment Leasehold Improvements and Container [Member] | Maximum [Member]
Product Information [Line Items]
Trailers	25 years